Derivative Financial Instruments (Details Textual) (USD $) In Millions, unless otherwise specified	Apr. 30, 2011	Apr. 30, 2010
Derivative Financial Instruments (Textuals)
Outstanding foreign currency contracts with notional amounts	$ 392	$ 400
Outstanding exchange-traded futures and options contracts of corn ( In bushels)	3,000,000	3,000,000
Fixed-to-floating interest rate swaps outstanding with a notional value	375	250
Net gains recorded in AOCI expected to reclassify to earnings during the next 12 months	18
Maximum term of outstanding derivative contracts	24 months	27 months
Aggregate fair value of derivatives with creditworthiness requirements that were in a net liability position	$ 22	$ 4